Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat	12 Months Ended
Dec. 31, 2022 $ / shares shares
September 13, 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat [Line Items]
Number of warrants/options | shares	8,585,000
Exercise price | $ / shares	$ 2
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Registered for trading (*) [1]
January 18, 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat [Line Items]
Number of warrants/options | shares	15,760
Exercise price | $ / shares	$ 6.35
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	See note 7
Notes	Owned by former SAFEs holders
September 15, 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat [Line Items]
Number of warrants/options | shares	671,687
Exercise price | $ / shares	$ 5.29
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share, See note 5(B) above
Expiration date	18 months following the issuance date
Notes	Owned by April 2021 investors
September 15, 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat [Line Items]
Number of warrants/options | shares	187,500
Exercise price | $ / shares	$ 5.31
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Issuance of equity Warrants to investors and associat [Line Items]
Number of warrants/options | shares	23,640
Exercise price | $ / shares	$ 4.23
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor

[1]	The Warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The Warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the Ordinary Shares underlying the warrants under the Securities Act is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of Ordinary Shares purchased upon such exercise.